Other disclosures on cash flows	12 Months Ended
Dec. 31, 2023
Other disclosures on cash flows
Other disclosures on cash flows
29.	Other disclosures on cash flows

Non-cash transactions

In the year ended December 31, 2023:

●	The amount of R$ 6,503 (2022 – R$ 1,469. 2021 – R$ 3,395) regarding provision for contingencies of responsibility of the sellers of subsidiaries acquired in prior years, was reversed to the indemnification assets line item in non-current assets.

In the year ended December 31, 2022:

●	The amount of R$ 560,990 refers to the transfer of shares from the parent company (Vitru Limited) to Unicesumar's sellers relating to shares issued to pay for part of the business combination. This operation was a non-cash financing and investing activity.